Trading Properties (Details) - ARS ($) $ in Millions	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Statement [Line Items]
Beginning Balance, Trading properties		$ 32,007
Additions	$ 3,007	1,268
Currency translation adjustment	(662)	(1,479)
Transfers	163,301
Impairment (i)	(19,125)
Disposals	(13,912)	(3,990)
Ending Balance, Trading properties	160,415	27,806
Completed Properties [Member]
Statement [Line Items]
Beginning Balance, Trading properties	2,976	3,080
Additions	0	0
Currency translation adjustment	0	0
Transfers	0
Impairment (i)	(301)
Disposals	(514)	(104)
Ending Balance, Trading properties	2,161
Undeveloped Sites [Member]
Statement [Line Items]
Beginning Balance, Trading properties	12,354	12,130
Additions	1,235	224
Currency translation adjustment	0	0
Transfers	0
Impairment (i)	0
Disposals	(4)	0
Ending Balance, Trading properties	13,585
Property Under Development [Member]
Statement [Line Items]
Beginning Balance, Trading properties	12,476	16,797
Additions	1,772	1,044
Currency translation adjustment	(662)	(1,479)
Transfers	163,301
Impairment (i)	(18,824)
Disposals	(13,394)	$ (3,886)
Ending Balance, Trading properties	$ 144,669